OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses	$ (13,804)	$ (11,545)
Deferred charter revenue	(30,235)	(24,967)
EUA obligations under the EU ETS	(6,889)	(7,761)
Other current liabilities	(380)	(39)
Provisions	(162)	(100)
Total other current liabilities	$ (51,470)	$ (44,412)